PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) - IDR (Rp) Rp in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 8,509,000	Rp 9,717,000
Return on plan assets (excluding amount included in net interest expense)	(537,000)	82,000
Employer's contributions	(1,635,000)	(719,000)
Benefits paid	(149,000)	(291,000)
Pension benefit obligations at end of year	9,862,000	Rp 8,509,000
Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at end of year	Rp 20,500